Concentrations (Details) - Schedule of Total Revenues - USD ($)	12 Months Ended
	Sep. 30, 2023		Sep. 30, 2022		Sep. 30, 2021
Concentration Risk [Line Items]
Total revenue	$ 6,364,995		$ 2,045,462		$ 5,293,100
Total revenue Percentage	41.00%		12.00%		23.00%
Customer B [Member]
Concentration Risk [Line Items]
Total revenue	$ 4,216,099		$ 2,045,462			[1]
Total revenue Percentage	27.00%		12.00%			[1]
Customer C [Member]
Concentration Risk [Line Items]
Total revenue		[1]		[1]	$ 2,230,798
Total revenue Percentage		[1]		[1]	10.00%
Customer G [Member]
Concentration Risk [Line Items]
Total revenue		[1]		[1]	$ 3,062,302
Total revenue Percentage		[1]		[1]	13.00%
Customer A [Member]
Concentration Risk [Line Items]
Total revenue	$ 2,148,896			[1]		[1]
Total revenue Percentage	14.00%			[1]		[1]

[1]	The percentage is below 10%